UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21439

Fidelity Rutland Square Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

PAS Core Income Fund of Funds®

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

May 31, 2010

Strategic Advisers, Inc.
A Fidelity Investments Company

1.860892.102

PCI-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 98.0%
	Shares	Value
High Yield Fixed-Income Funds - 0.6%
Fidelity Focused High Income Fund (a)	1,916,371	$ 17,477,299
Intermediate-Term Bond Funds - 97.0%
Fidelity Intermediate Bond Fund (a)	22,487,955	234,099,609
Fidelity Investment Grade Bond Fund (a)	48,587,886	351,776,294
Fidelity Total Bond Fund (a)	47,927,065	513,778,132
Fidelity U.S. Bond Index Fund (a)	11,019,420	124,409,252
Loomis Sayles Bond Fund Retail Class	3,027,980	40,726,329
Metropolitan West Total Return Bond Fund Class M	21,683,841	222,909,880
PIMCO Total Return Fund Administrative Class	77,148,461	856,347,919
T. Rowe Price New Income Fund Advisor Class	17,820,875	168,407,268
Templeton Global Bond Fund Class A	4,045,082	52,505,161
Westcore Plus Bond Fund	3,775,525	40,209,343
Western Asset Core Bond Portfolio Class F	3,397,943	37,683,193
Western Asset Core Plus Bond Portfolio	20,591,813	217,243,628
TOTAL INTERMEDIATE-TERM BOND FUNDS		2,860,096,008
Sector Funds - 0.4%
Fidelity Real Estate Income Fund (a)	1,345,984	13,284,859
TOTAL FIXED-INCOME FUNDS (Cost $2,779,028,581)		2,890,858,166
Short-Term Funds - 2.0%

Prudential Short-Term Corporate Bond Fund, Inc. Class A (Cost $57,373,214)	4,998,476	57,132,577
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,836,401,795)		2,947,990,743
NET OTHER ASSETS - 0.0%		1,082,360
NET ASSETS - 100%		$ 2,949,073,103
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Focused High Income Fund	$ 301,848
Fidelity Intermediate Bond Fund	1,970,070
Fidelity Investment Grade Bond Fund	2,789,118
Fidelity New Markets Income Fund	33,480
Fidelity Real Estate Income Fund	59,696
Fidelity Total Bond Fund	4,694,161
Fidelity U.S. Bond Index Fund	951,364
$ 10,799,737
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated non Money Market Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Focused High Income Fund	$ 18,741,343	$ 301,848	$ 1,515,971	$ 17,477,299
Fidelity Intermediate Bond Fund	213,541,617	18,504,484	-	234,099,609
Fidelity Investment Grade Bond Fund	319,196,192	28,374,438	-	351,776,294
Fidelity New Markets Income Fund	15,961,503	-	16,288,080	-
Fidelity Real Estate Income Fund	14,058,490	59,696	1,515,971	13,284,859
Fidelity Total Bond Fund	498,522,143	19,047,454	9,095,824	513,778,132
Fidelity U.S. Bond Index Fund	110,754,029	12,551,941	-	124,409,252
Total	$ 1,190,775,317	$ 78,839,861	$ 28,415,846	$ 1,254,825,445
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $2,840,562,041. Net unrealized appreciation aggregated $107,428,702, of which $109,442,624 related to appreciated investment securities and $2,013,922 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Proposed Reorganization

The Boards of Trustees of Fidelity Rutland Square Trust and Fidelity Rutland Square Trust II have approved the Agreement and Plan of Reorganization between the Fund, a fund of Rutland Square Trust, and Strategic Advisers Core Income Fund, a fund of Rutland Square Trust II. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange solely for the number of equivalent shares of Strategic Advisers Core Income Fund having the same aggregate net asset value as the outstanding shares of the Fund, on the day the reorganization is effective.

A meeting of the shareholders of the Fund is expected to be held on August 9, 2010 to vote on the reorganization. If approved by shareholders the reorganization is expected to take place as soon as practicable after shareholder approval. The reorganization is expected to qualify as a tax-free transaction with no gains or loss recognized by the Fund or its shareholders.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

PAS Income Opportunities Fund of Funds®

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

May 31, 2010

Strategic Advisers, Inc.
A Fidelity Investments Company

1.860890.102

PIO-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.0%
	Shares	Value
High Yield Fixed-Income Funds - 100.0%
BlackRock High Yield Bond Portfolio Investor A Class	7,068,088	$ 50,748,873
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	4,268,740	37,394,160
Fidelity Advisor High Income Fund Institutional Class (a)	5,702,313	45,561,482
Fidelity Capital & Income Fund (a)	36,738,305	315,949,422
Fidelity Focused High Income Fund (a)	590,489	5,385,256
Fidelity High Income Fund (a)	17,110,100	144,067,044
Goldman Sachs High Yield Fund Class A	5,607,042	38,520,375
MainStay High Yield Corporate Bond Fund Class A	15,233,698	85,765,720
PIMCO High Yield Fund Administrative Class	2,630,266	23,093,738
T. Rowe Price High Yield Fund Advisor Class	35,113,590	224,024,702
TOTAL FIXED-INCOME FUNDS (Cost $943,062,771)		970,510,772
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $943,062,771)		970,510,772
NET OTHER ASSETS - 0.0%		89,567
NET ASSETS - 100%		$ 970,600,339
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 561,601
Fidelity Advisor High Income Fund Institutional Class	795,311
Fidelity Capital & Income Fund	3,837,448
Fidelity Focused High Income Fund	28,574
Fidelity High Income Fund	1,874,894
$ 7,097,828
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated non Money Market Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 36,255,661	$ 1,080,182	$ 306,919	$ 37,394,160
Fidelity Advisor High Income Fund Institutional Class	41,885,958	4,594,385	613,839	45,561,482
Fidelity Capital & Income Fund	233,492,098	87,497,191	2,762,275	315,949,422
Fidelity Focused High Income Fund	-	5,505,617	-	5,385,256
Fidelity High Income Fund	99,776,479	47,221,159	1,534,597	144,067,044
Total	$ 411,410,196	$ 145,898,534	$ 5,217,630	$ 548,357,364
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $946,514,323. Net unrealized appreciation aggregated $23,996,449, of which $56,284,217 related to appreciated investment securities and $32,287,768 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Proposed Reorganization

The Boards of Trustees of Fidelity Rutland Square Trust and Fidelity Rutland Square Trust II have approved the Agreement and Plan of Reorganization between the Fund, a fund of Rutland Square Trust, and Strategic Advisers Income Opportunities Fund, a fund of Rutland Square Trust II. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange solely for the number of equivalent shares of Strategic Advisers Income Opportunities Fund having the same aggregate net asset value as the outstanding shares of the Fund, on the day the reorganization is effective.

A meeting of the shareholders of the Fund is expected to be held on August 9, 2010 to vote on the reorganization. If approved by shareholders the reorganization is expected to take place as soon as practicable after shareholder approval. The reorganization is expected to qualify as a tax-free transaction with no gains or loss recognized by the Fund or its shareholders.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

PAS International Fund of Funds®

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

May 31, 2010

Strategic Advisers, Inc.
A Fidelity Investments Company

1.832124.104

FOI-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Foreign Large Blend Funds - 44.8%
American EuroPacific Growth Fund Class F-1	3,208,524	$ 109,346,498
Artio International Equity Fund II Class A	11,026,873	114,789,748
Fidelity Canada Fund (a)	996,208	48,604,995
Fidelity International Discovery Fund (a)	14,511,596	390,507,043
GE Institutional International Equity Fund Service Class	22,801,339	217,296,765
Harbor International Fund Retirement Class	9,472,287	453,627,848
Henderson International Opportunities Fund Class A	8,502,721	154,324,378
iShares MSCI EAFE Index ETF	612,700	29,605,664
Manning & Napier Fund, Inc. World Opportunities Series Class A	55,025,534	398,384,864
Masters' Select International Fund Investor Class	5,578	65,881
MFS Research International Fund A Shares	23,131,547	284,518,022
SSgA International Stock Selection Fund Institutional Class	15,265,982	128,997,552
Thornburg International Value Fund Class A	9,495,125	218,767,691
TOTAL FOREIGN LARGE BLEND FUNDS		2,548,836,949
Foreign Large Growth Funds - 16.6%
AIM International Growth Fund Class A	3,714,330	84,129,583
Fidelity Diversified International Fund (a)	13,724,755	340,785,658
Fidelity International Capital Appreciation Fund (a)	4,979,532	52,085,900
Scout International Fund	7,449,642	196,968,531
T. Rowe Price International Stock Fund Advisor Class	2,746,433	31,693,833
William Blair International Growth Fund Class N	13,546,202	237,600,378
TOTAL FOREIGN LARGE GROWTH FUNDS		943,263,883
Foreign Large Value Funds - 20.9%
Causeway International Value Fund Investor Class	27,856,837	281,075,484
Goldman Sachs Structured International Equity Fund Class A	6,106,530	51,966,567
MFS International Value Fund A Shares	8,346,517	172,105,184
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class B	29,465,207	338,849,876
Oakmark International Fund Class I	14,897,539	239,105,503
Quant Foreign Value Fund Ordinary Shares	9,413,280	103,734,350
TOTAL FOREIGN LARGE VALUE FUNDS		1,186,836,964
Equity Funds - continued
	Shares	Value
Foreign Small Mid Growth Funds - 0.0%
MFS International New Discovery Fund A Shares	57	$ 977
Neuberger Berman International Fund Trust Class	373	5,640
TOTAL FOREIGN SMALL MID GROWTH FUNDS		6,617
Foreign Small Mid Value Funds - 7.5%
Artisan International Value Fund Investor Class	10,553,068	230,162,419
Morgan Stanley International Small Cap Portfolio Class P	7,035,021	78,159,081
Third Avenue International Value Fund	8,472,443	119,969,797
TOTAL FOREIGN SMALL MID VALUE FUNDS		428,291,297
International Equity Funds - 0.0%
Henderson European Focus Fund Class A	38	819
Sector Funds - 2.1%
ING International Real Estate Fund Class A	13,609,669	97,173,033
SPDR DJ Wilshire International Real Estate ETF	706,300	22,199,009
TOTAL SECTOR FUNDS		119,372,042
Other - 8.1%
Acadian Emerging Market Portfolio Institutional Class	985,827	15,497,203
BlackRock Pacific Fund, Inc. Investor Class A	247,797	4,492,553
Fidelity Japan Fund (a)	11,278,128	114,021,874
Fidelity Japan Smaller Companies Fund (a)	5,146,903	41,484,042
GMO Emerging Countries Fund Class M	654,272	5,868,821
iShares MSCI Australia Index ETF	2,947,300	59,270,203
iShares MSCI Emerging Markets Index ETF	2,106,800	80,269,080
iShares MSCI Japan Index ETF	7,787,800	74,061,978
iShares MSCI Pacific ex-Japan Index ETF	800,700	29,633,907
Matthews Pacific Tiger Fund Class I	14,986	276,190
SPDR Russell/Nomura Small Cap Japan ETF	160,400	6,108,048
SSgA Emerging Markets Fund	49	880
Wintergreen Fund	2,541,069	28,993,595
TOTAL OTHER		459,978,374
TOTAL EQUITY FUNDS (Cost $6,051,356,117)		5,686,586,945
Short-Term Funds - 0.0%
	Shares	Value
Fidelity Select Money Market Portfolio (a) (Cost $4,683)	4,683	$ 4,683
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,051,360,800)		5,686,591,628
NET OTHER ASSETS - 0.0%		17
NET ASSETS - 100%		$ 5,686,591,645
Security Type Abbreviations
ETF - EXCHANGE TRADED FUND
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Select Money Market Portfolio	$ 949
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated non Money Market Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Canada Fund	$ 16,626,927	$ 33,267,289	$ 5,508	$ 48,604,995
Fidelity Diversified International Fund	265,086,398	100,739,754	82,397	340,785,658
Fidelity International Capital Appreciation Fund	53,828,736	-	-	52,085,900
Fidelity International Discovery Fund	296,669,460	120,263,920	78,687	390,507,043
Fidelity Japan Fund	106,922,763	10,658,236	22,482	114,021,874
Fidelity Japan Smaller Companies Fund	35,127,841	8,246,805	-	41,484,042
Total	$ 774,262,125	$ 273,176,004	$ 189,074	$ 987,489,512
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $6,059,753,959. Net unrealized depreciation aggregated $373,162,331, of which $171,812,771 related to appreciated investment securities and $544,975,102 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Proposed Reorganization

The Boards of Trustees of Fidelity Rutland Square Trust and Fidelity Rutland Square Trust II have approved the Agreement and Plan of Reorganization between the Fund, a fund of Rutland Square Trust, and Strategic Advisers International Fund, a fund of Rutland Square Trust II. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange solely for the number of equivalent shares of Strategic Advisers International Fund having the same aggregate net asset value as the outstanding shares of the Fund, on the day the reorganization is effective.

A meeting of the shareholders of the Fund is expected to be held on August 9, 2010 to vote on the reorganization. If approved by shareholders the reorganization is expected to take place as soon as practicable after shareholder approval. The reorganization is expected to qualify as a tax-free transaction with no gains or loss recognized by the Fund or its shareholders.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

PAS International Fidelity Fund of Funds®

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

May 31, 2010

Strategic Advisers, Inc.
A Fidelity Investments Company

1.850085.103

PAI-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Foreign Large Blend Funds - 57.3%
Fidelity Advisor Overseas Fund Institutional Class	6,753,850	$ 99,214,061
Fidelity Canada Fund	194,063	9,468,352
Fidelity International Discovery Fund	5,681,065	152,877,450
Fidelity Overseas Fund	2,420,458	64,868,263
Spartan International Index Fund Investor Class	4,223,117	123,357,252
TOTAL FOREIGN LARGE BLEND FUNDS		449,785,378
Foreign Large Growth Funds - 27.0%
Fidelity Diversified International Fund	6,108,145	151,665,232
Fidelity International Capital Appreciation Fund	5,739,305	60,033,132
TOTAL FOREIGN LARGE GROWTH FUNDS		211,698,364
Foreign Large Value Funds - 6.9%
Fidelity International Value Fund	7,800,113	53,976,781
Foreign Small Mid Growth Funds - 1.1%
Fidelity International Small Cap Opportunities Fund	1,015,085	8,262,795
Sector Funds - 1.1%
Fidelity International Real Estate Fund	1,155,911	8,935,191
Other - 6.6%
Fidelity Emerging Markets Fund	700,869	14,753,297
Fidelity Japan Fund	2,616,250	26,450,283
Fidelity Japan Smaller Companies Fund	1,352,340	10,899,862
TOTAL OTHER		52,103,442
TOTAL EQUITY FUNDS (Cost $952,096,513)		784,761,951
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $952,096,513)		784,761,951
NET OTHER ASSETS - 0.0%		0
NET ASSETS - 100%		$ 784,761,951
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $967,414,343. Net unrealized depreciation aggregated $182,652,392, of which $9,825,273 related to appreciated investment securities and $192,477,665 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Proposed Reorganization

The Boards of Trustees of Fidelity Rutland Square Trust and Fidelity Rutland Square Trust II have approved the Agreement and Plan of Reorganization between the Fund, a fund of Rutland Square Trust, and Strategic Advisers International II Fund, a fund of Rutland Square Trust II. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange solely for the number of equivalent shares of Strategic Advisers International II Fund having the same aggregate net asset value as the outstanding shares of the Fund, on the day the reorganization is effective.

A meeting of the shareholders of the Fund is expected to be held on August 9, 2010 to vote on the reorganization. If approved by shareholders the reorganization is expected to take place as soon as practicable after shareholder approval. The reorganization is expected to qualify as a tax-free transaction with no gains or loss recognized by the Fund or its shareholders.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

PAS Small-Mid Cap Fund of Funds®
(formerly PAS Small Cap Fund of Funds)

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

May 31, 2010

Strategic Advisers, Inc.
A Fidelity Investments Company

1.832121.104

FOF-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Mid-Cap Blend Funds - 5.5%
FMI Common Stock Fund	1,725,203	$ 39,075,850
Royce Premier Fund (a)	2,175,522	36,701,063
Westport Select Cap Fund Class R	200,410	4,435,067
TOTAL MID-CAP BLEND FUNDS		80,211,980
Mid-Cap Value Funds - 4.8%
iShares Russell Midcap Value Index ETF	465,500	18,089,330
iShares S&P MidCap 400 Value Index ETF	758,700	52,471,692
TOTAL MID-CAP VALUE FUNDS		70,561,022
Sector Funds - 12.3%
FBR Small Cap Financial Fund	2,048,500	40,130,111
Fidelity Advisor Real Estate Fund Institutional Class (b)	2,804,077	40,743,238
Fidelity Select Utilities Portfolio (b)	233,637	9,959,948
John Hancock Regional Bank Class A	2,350,529	35,445,979
RS Technology Fund Class A (a)	1,966,845	30,505,768
SPDR S&P Biotech ETF	419,700	22,718,361
TOTAL SECTOR FUNDS		179,503,405
Small Blend Funds - 21.7%
Aston/TAMRO Small Cap Fund Class N (a)	1,267,498	22,067,135
CRM Small Cap Value Fund Investor Class (a)	176	3,216
ING Small Company Fund Class A (a)	394	4,611
Keeley Small Cap Value Fund Class A	1,181,426	24,183,792
Natixis Vaughan Nelson Small Cap Value Fund Class A	868,359	20,059,089
Perritt Emerging Opportunities Fund (a)	1,295,625	13,163,545
Perritt MicroCap Opportunities Fund (a)	1,569,999	36,251,285
Royce Micro-Cap Fund Service Class	2,111,614	29,457,011
Royce Value Fund Service Class (a)	3,740,140	38,486,039
RS Partners Fund Class A (a)	1,831,554	50,843,931
T. Rowe Price Small-Cap Value Fund	2,056,655	63,982,540
Wells Fargo Small Cap Value Fund Class A	732,487	20,070,145
TOTAL SMALL BLEND FUNDS		318,572,339
Small Growth Funds - 33.1%
Alger Small Cap Growth Institutional Fund Class I (a)	1,473,757	34,220,642
Baron Small Cap Fund	1,549,064	31,058,740
BlackRock Funds Small Cap Growth Equity Fund Investor Class A (a)	187	3,409
Equity Funds - continued
	Shares	Value
Small Growth Funds - continued
Buffalo Small Cap Fund	800,593	$ 19,294,300
Champlain Small Company Fund Advisor Class (a)	5,833,622	69,420,100
Franklin Small Cap Growth Fund II Class A (a)	364	3,446
ING SmallCap Opportunities Fund Class A (a)	498,455	15,536,841
JPMorgan Small Capital Equity Fund Class A	39	1,158
Lord Abbett Small Cap Blend Fund (a)	2,494,147	33,845,575
Managers AMG Essex Small/Micro Cap Growth Fund Class A (a)	406,946	6,222,203
MFS New Discovery Fund A Shares (a)	2,547,218	49,772,644
Munder Micro-Cap Equity Fund Class A	89	2,038
Oberweis Emerging Growth Fund (a)	1,382,034	23,453,123
Perimeter Small Cap Growth Fund Investor Shares (a)	3,168,545	30,576,463
RS Emerging Growth Fund Class A (a)	1,704,077	56,558,329
The Brown Capital Management Small Co. Fund Institutional Shares (a)	541,302	18,750,686
Turner Small Cap Growth Fund Class I (a)	1,375,632	37,843,628
Wasatch Small Cap Growth Fund (a)	578	17,809
William Blair Small Cap Growth Fund Class N (a)	2,757,191	58,893,605
TOTAL SMALL GROWTH FUNDS		485,474,739
Small Value Funds - 22.6%
American Century Small Cap Value Fund	718	5,640
Aston/River Road Small Cap Value Class N	1,014,412	11,493,292
Diamond Hill Small Cap Fund Class A (a)	250	5,689
Fidelity Small Cap Value Fund (b)	3,836,167	52,785,652
Goldman Sachs Small Cap Value Fund Class A	1,402,412	47,331,405
HighMark Small Cap Value Fund Class A	1,447,764	16,649,282
iShares Russell 2000 Value Index ETF	1,767,700	110,604,988
Northern Small Cap Value Fund	2,183,606	28,386,882
Perkins Small Cap Value Fund Class J	255	5,664
Royce Opportunity Fund Service Class (a)	4,484,769	43,816,196
Vanguard Small-Cap Value ETF	337,300	19,796,137
TOTAL SMALL VALUE FUNDS		330,880,827
Other - 0.0%
Kinetics Small Cap Opportunities Fund (a)	82	1,648
TOTAL EQUITY FUNDS (Cost $1,308,785,585)		1,465,205,960
Short-Term Funds - 0.0%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class I (b) (Cost $13,118)	13,118	$ 13,118
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,308,798,703)		1,465,219,078
NET OTHER ASSETS - 0.0%		(12)
NET ASSETS - 100%		$ 1,465,219,066
Security Type Abbreviation
ETF - EXCHANGE TRADED FUND
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Advisor Real Estate Fund Institutional Class	$ 53,522
Fidelity Institutional Money Market Portfolio Class I	297
$ 53,819
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated non Money Market Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Advisor Real Estate Fund Institutional Class	$ 23,563,499	$ 14,543,499	$ -	$ 40,743,238
Fidelity Select Utilities Portfolio	-	10,290,168	-	9,959,948
Fidelity Small Cap Value Fund	45,552,687	4,719,053	621,196	52,785,652
Total	$ 69,116,186	$ 29,552,720	$ 621,196	$ 103,488,838
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $1,310,878,311. Net unrealized appreciation aggregated $154,340,767, of which $202,018,117 related to appreciated investment securities and $47,677,350 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Proposed Reorganization

The Boards of Trustees of Fidelity Rutland Square Trust and Fidelity Rutland Square Trust II have approved the Agreement and Plan of Reorganization between the Fund, a fund of Rutland Square Trust, and Strategic Advisers Small-Mid Cap Fund, a fund of Rutland Square Trust II. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange solely for the number of equivalent shares of Strategic Advisers Small-Mid Cap Fund having the same aggregate net asset value as the outstanding shares of the Fund, on the day the reorganization is effective.

A meeting of the shareholders of the Fund is expected to be held on August 9, 2010 to vote on the reorganization. If approved by shareholders the reorganization is expected to take place as soon as practicable after shareholder approval. The reorganization is expected to qualify as a tax-free transaction with no gains or loss recognized by the Fund or its shareholders.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

PAS U.S. Opportunity Fund of Funds®

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

May 31, 2010

Strategic Advisers, Inc.
A Fidelity Investments Company

1.850087.103

FOU-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 17.0%
Clipper Fund	466,358	$ 25,505,094
Fidelity Dividend Growth Fund (b)	474,459	11,273,142
Fidelity Mega Cap Stock Fund (b)	3,114,551	26,753,996
Jennison Equity Opportunity Fund Class A	258,978	3,099,962
JPMorgan U.S. Large Cap Core Plus Fund Select Class	785,943	14,021,228
Oakmark Fund Class I	2,078,579	77,697,279
Oakmark Select Fund Class I	870,085	21,786,923
The Hartford Capital Appreciation Fund Class A (a)	335,958	9,820,051
Thornburg Value Fund Class A	1,058,079	31,615,391
TOTAL LARGE BLEND FUNDS		221,573,066
Large Growth Funds - 6.6%
Alger Spectra Fund Class A (a)	511,928	5,221,661
Fidelity Contrafund (b)	163,620	9,367,235
Fidelity Growth Company Fund (b)	123,876	8,556,117
Fidelity Large Cap Stock Fund (b)	2,524,477	37,942,895
Janus Fund	362,671	9,179,206
Janus Research Fund	114,066	2,760,389
Prudential Jennison 20/20 Focus Fund Class A (a)	753,081	10,144,001
Putnam Growth Opportunities Fund Class A	134,546	1,852,693
Putnam Voyager Fund Class A	81,545	1,620,295
TOTAL LARGE GROWTH FUNDS		86,644,492
Large Value Funds - 19.9%
American Beacon Large Cap Value Fund Plan Ahead Class	578,136	9,400,494
American Century Equity Income Fund Investor Class	4,911,932	31,731,083
BlackRock Equity Dividend Fund Investor A Class	341,572	5,167,987
Columbia Value and Restructuring Fund Class Z	202,653	8,252,014
Diamond Hill Large Cap Fund Class A	1,406,009	18,489,024
Fidelity Equity-Income Fund (b)	93,566	3,637,829
Franklin Equity Income Fund - A Class	1,140,391	16,490,053
Franklin Mutual Shares Fund Class A	2,357,596	44,582,140
Goldman Sachs Large Cap Value Fund Institutional Class	1,010,788	10,623,378
Hotchkis and Wiley Large Cap Value Fund Class A	66,363	941,031
Hotchkis and Wiley Large Cap Value Fund Class I	1,593,815	22,711,867
JPMorgan U.S. Large Cap Value Fund Class A	213,959	2,471,225
T. Rowe Price Value Fund Advisor Class	725,217	14,743,669
The Hartford Value Opportunities Fund Class A	276,491	3,085,639
Equity Funds - continued
	Shares	Value
Large Value Funds - continued
The Yacktman Fund	2,952,941	$ 45,002,826
Yacktman Focused Fund	1,328,254	21,305,189
TOTAL LARGE VALUE FUNDS		258,635,448
Mid-Cap Blend Funds - 0.8%
Aston/Optimum Mid Cap Fund Class N	372,915	9,900,895
Mid-Cap Growth Funds - 1.4%
Baron iOpportunity Fund (a)	236,961	2,725,054
BlackRock US Opportunities Fund Investor A Class (a)	134,735	4,407,170
Morgan Stanley Institutional Fund Trust Mid Cap Growth Portfolio Advisor Shares (a)	371,319	10,745,985
TOTAL MID-CAP GROWTH FUNDS		17,878,209
Mid-Cap Value Funds - 4.9%
American Century Mid Cap Value Fund Investor Class	1,161,276	12,774,032
Janus Mid Cap Value Fund - Investor Shares	732,938	14,658,762
JPMorgan Value Advantage Fund Select Class	534,453	8,476,426
RidgeWorth Mid-Cap Value Equity I Shares	1,613,798	17,283,775
RS Value Fund Class A	42,718	941,070
The Delafield Fund	407,504	10,097,953
TOTAL MID-CAP VALUE FUNDS		64,232,018
Sector Funds - 46.0%
Fidelity Select Air Transportation Portfolio (a)(b)	109,529	4,031,745
Fidelity Select Banking Portfolio (b)	1,286,050	22,724,506
Fidelity Select Biotechnology Portfolio (a)(b)	179,994	11,472,805
Fidelity Select Brokerage & Investment Management Portfolio (b)	238,292	11,361,764
Fidelity Select Chemicals Portfolio (b)	384,507	27,238,487
Fidelity Select Communications Equipment Portfolio (b)	661,666	14,119,959
Fidelity Select Computers Portfolio (a)(b)	583,168	26,802,398
Fidelity Select Construction & Housing Portfolio (b)	189,465	6,148,125
Fidelity Select Consumer Discretionary Portfolio (b)	502,872	10,409,444
Fidelity Select Consumer Staples Portfolio (b)	1,283,519	75,624,934
Fidelity Select Electronics Portfolio (b)	166,002	6,747,974
Fidelity Select Energy Portfolio (b)	370,223	14,623,806
Fidelity Select Energy Service Portfolio (b)	409,244	20,887,800
Fidelity Select Financial Services Portfolio (b)	459,923	27,255,011
Fidelity Select Gold Portfolio (b)	464,763	21,063,076
Fidelity Select Health Care Portfolio (b)	103,794	11,079,958
Fidelity Select Industrial Equipment Portfolio (b)	1,030,004	27,964,619
Equity Funds - continued
	Shares	Value
Sector Funds - continued
Fidelity Select Industrials Portfolio (b)	1,408,173	$ 27,163,667
Fidelity Select Insurance Portfolio (b)	290,666	11,998,680
Fidelity Select IT Services Portfolio (a)(b)	445,906	7,656,202
Fidelity Select Leisure Portfolio (b)	84,103	6,501,989
Fidelity Select Medical Delivery Portfolio (a)(b)	354,748	15,516,687
Fidelity Select Medical Equipment & Systems Portfolio (a)(b)	488,101	11,797,391
Fidelity Select Multimedia Portfolio (b)	546,810	19,832,804
Fidelity Select Natural Resources Portfolio (b)	332,897	8,698,611
Fidelity Select Pharmaceuticals Portfolio (b)	2,528,185	26,419,529
Fidelity Select Retailing Portfolio (b)	360,748	16,800,026
Fidelity Select Software & Computer Services Portfolio (a)(b)	514,174	36,768,579
Fidelity Select Technology Portfolio (a)(b)	446,816	33,243,112
Fidelity Select Telecommunications Portfolio (b)	192,888	7,468,605
Fidelity Select Transportation Portfolio (b)	74,405	3,519,337
Fidelity Select Utilities Portfolio (b)	149,052	6,354,091
Fidelity Telecom and Utilities Fund (b)	489,731	6,709,317
MFS Utilities Fund A Shares	752,211	10,478,305
Prudential Financial Services Fund Class A	240,879	2,717,118
TOTAL SECTOR FUNDS		599,200,461
Small Blend Funds - 1.1%
AIM Trimark Small Companies Fund Class A	743,029	10,721,913
Natixis Vaughan Nelson Small Cap Value Fund Class A	183,357	4,235,547
TOTAL SMALL BLEND FUNDS		14,957,460
Small Value Funds - 2.3%
American Beacon Small Cap Value Fund PlanAhead Class	326,416	5,421,766
Fidelity Small Cap Value Fund (b)	158,682	2,183,470
Hotchkis and Wiley Small Cap Value Fund Class A	124,994	4,297,290
Northern Small Cap Value Fund	786,190	10,220,476
Riversource Small Cap Value Fund Class A (a)	1,583,924	7,777,066
TOTAL SMALL VALUE FUNDS		29,900,068
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,236,084,465)		1,302,922,117
NET OTHER ASSETS - 0.0%		27,834
NET ASSETS - 100%		$ 1,302,949,951
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Equity-Income Fund	$ 13,986
Fidelity Select Automotive Portfolio	34,729
Fidelity Select Banking Portfolio	12,854
Fidelity Select Brokerage & Investment Management Portfolio	11,904
Fidelity Select Chemicals Portfolio	260,447
Fidelity Select Construction & Housing Portfolio	6,624
Fidelity Select Consumer Discretionary Portfolio	6,369
Fidelity Select Consumer Staples Portfolio	103,834
Fidelity Select Electronics Portfolio	10,774
Fidelity Select Gold Portfolio	100,646
Fidelity Select Health Care Portfolio	519
Fidelity Select Industrial Equipment Portfolio	15,035
Fidelity Select Industrials Portfolio	28,136
Fidelity Select Insurance Portfolio	1,453
Fidelity Select Leisure Portfolio	12,173
Fidelity Select Materials Portfolio	484
Fidelity Select Multimedia Portfolio	2,734
Fidelity Select Natural Resources Portfolio	3,328
Fidelity Select Pharmaceuticals Portfolio	175,899
Fidelity Select Retailing Portfolio	480,245
Fidelity Select Telecommunications Portfolio	46,020
Fidelity Select Transportation Portfolio	744
Fidelity Select Utilities Portfolio	28,199
Fidelity Telecom and Utilities Fund	6,722
$ 1,363,858
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated non Money Market Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Contrafund	$ 9,342,692	$ -	$ -	$ 9,367,235
Fidelity Dividend Growth Fund	12,171,207	-	969,544	11,273,142
Fidelity Equity-Income Fund	3,635,371	13,986	-	3,637,829
Fidelity Growth Company Fund	8,412,421	-	-	8,556,117
Fidelity Large Cap Stock Fund	18,067,673	21,898,265	-	37,942,895
Fidelity Leveraged Company Stock Fund	1,272,950	-	1,285,094	-
Fidelity Mega Cap Stock Fund	-	29,530,106	-	26,753,996
Fidelity Select Air Transportation Portfolio	3,866,357	-	-	4,031,745
Fidelity Select Automotive Portfolio	1,743,609	34,729	1,887,216	-
Fidelity Select Banking Portfolio	21,375,887	12,854	-	22,724,506
Fidelity Select Biotechnology Portfolio	12,208,979	-	-	11,472,805
Fidelity Select Brokerage & Investment Management Portfolio	12,226,704	11,904	970,248	11,361,764
Fidelity Select Chemicals Portfolio	10,126,565	18,629,413	-	27,238,487
Fidelity Select Communications Equipment Portfolio	4,170,193	10,047,657	-	14,119,959
Fidelity Select Computers Portfolio	21,247,952	4,453,303	-	26,802,398
Fidelity Select Construction & Housing Portfolio	5,657,123	6,624	-	6,148,125
Fidelity Select Consumer Discretionary Portfolio	12,336,886	6,369	2,972,438	10,409,444
Fidelity Select Consumer Staples Portfolio	78,631,934	103,834	-	75,624,934
Fidelity Select Electronics Portfolio	6,573,859	10,774	-	6,747,974
Fidelity Select Energy Portfolio	20,729,721	-	4,469,643	14,623,806
Fidelity Select Energy Service Portfolio	10,674,168	13,302,986	-	20,887,800
Fidelity Select Financial Services Portfolio	28,207,580	-	935,058	27,255,011
Fidelity Select Gold Portfolio	10,356,133	9,774,739	-	21,063,076
Fidelity Select Health Care Portfolio	12,292,020	519	978,983	11,079,958
Fidelity Select Industrial Equipment Portfolio	13,110,256	15,421,264	-	27,964,619
Fidelity Select Industrials Portfolio	25,871,350	28,136	-	27,163,667
Fidelity Select Insurance Portfolio	12,075,835	1,453	-	11,998,680
Fidelity Select IT Services Portfolio	7,616,070	-	-	7,656,202
Fidelity Select Leisure Portfolio	5,875,628	12,173	-	6,501,989
Fidelity Select Materials Portfolio	795,444	484	793,155	-
Fidelity Select Medical Delivery Portfolio	15,740,179	-	-	15,516,687
Fidelity Select Medical Equipment & Systems Portfolio	12,314,778	-	-	11,797,391
Fidelity Select Multimedia Portfolio	557,760	19,328,507	-	19,832,804
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Select Natural Resources Portfolio	$ 9,204,855	$ 3,328	$ -	$ 8,698,611
Fidelity Select Pharmaceuticals Portfolio	27,465,440	175,899	-	26,419,529
Fidelity Select Retailing Portfolio	16,167,064	480,245	352,114	16,800,026
Fidelity Select Software & Computer Services Portfolio	19,136,363	18,794,187	-	36,768,579
Fidelity Select Technology Portfolio	32,277,989	-	-	33,243,112
Fidelity Select Telecommunications Portfolio	7,234,773	46,020	-	7,468,605
Fidelity Select Transportation Portfolio	3,122,125	744	-	3,519,337
Fidelity Select Utilities Portfolio	6,270,653	28,199	-	6,354,091
Fidelity Select Wireless Portfolio	1,166,992	-	1,172,403	-
Fidelity Small Cap Value Fund	2,039,069	-	-	2,183,470
Fidelity Telecom and Utilities Fund	821,343	5,983,713	-	6,709,317
Total	$ 544,191,950	$ 168,142,414	$ 16,785,896	$ 685,719,722
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $1,237,690,010. Net unrealized appreciation aggregated $65,232,107, of which $111,747,460 related to appreciated investment securities and $46,515,353 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Proposed Reorganization

The Boards of Trustees of Fidelity Rutland Square Trust and Fidelity Rutland Square Trust II have approved the Agreement and Plan of Reorganization between the Fund, a fund of Rutland Square Trust, and Strategic Advisers U.S. Opportunity Fund, a fund of Rutland Square Trust II. The Agreement provides for the transfer of all the assets and the assumption of all liabilities of the Fund in exchange solely for the number of equivalent shares of Strategic Advisers U.S. Opportunity Fund having the same aggregate net asset value as the outstanding shares of the Fund, on the day the reorganization is effective.

A meeting of the shareholders of the Fund is expected to be held on August 9, 2010 to vote on the reorganization. If approved by shareholders the reorganization is expected to take place as soon as practicable after shareholder approval. The reorganization is expected to qualify as a tax-free transaction with no gains or loss recognized by the Fund or its shareholders.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

PAS U.S. Opportunity Fidelity Fund
of Funds®

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

May 31, 2010

Strategic Advisers, Inc.
A Fidelity Investments Company

1.850086.103

PAO-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 97.4%
	Shares	Value
Large Blend Funds - 4.0%
Fidelity Dividend Growth Fund	453,503	$ 10,775,229
Fidelity Mega Cap Stock Fund	1,156,476	9,934,125
TOTAL LARGE BLEND FUNDS		20,709,354
Large Growth Funds - 2.2%
Fidelity Contrafund	156,141	8,939,055
Fidelity Large Cap Stock Fund	173,852	2,612,990
TOTAL LARGE GROWTH FUNDS		11,552,045
Large Value Funds - 1.9%
Fidelity Blue Chip Value Fund	143,622	1,417,549
Fidelity Equity-Income Fund	217,295	8,448,436
TOTAL LARGE VALUE FUNDS		9,865,985
Mid-Cap Blend Funds - 0.2%
Fidelity Leveraged Company Stock Fund	49,468	1,187,230
Sector Funds - 89.1%
Fidelity Select Air Transportation Portfolio (a)	183,291	6,746,930
Fidelity Select Banking Portfolio	1,064,970	18,818,022
Fidelity Select Brokerage & Investment Management Portfolio	92,195	4,395,860
Fidelity Select Chemicals Portfolio	100,364	7,109,820
Fidelity Select Communications Equipment Portfolio	15,163	323,582
Fidelity Select Computers Portfolio (a)	252,862	11,621,525
Fidelity Select Construction & Housing Portfolio	367,665	11,930,713
Fidelity Select Consumer Discretionary Portfolio	350,007	7,245,136
Fidelity Select Consumer Staples Portfolio	680,415	40,090,073
Fidelity Select Defense & Aerospace Portfolio	282,977	18,257,647
Fidelity Select Electronics Portfolio	61,576	2,503,054
Fidelity Select Energy Portfolio	329,090	12,999,047
Fidelity Select Energy Service Portfolio	200,492	10,233,096
Fidelity Select Financial Services Portfolio	471,109	27,917,913
Fidelity Select Gold Portfolio	283,770	12,860,471
Fidelity Select Health Care Portfolio	102,226	10,912,622
Fidelity Select Industrial Equipment Portfolio	149,045	4,046,564
Fidelity Select Industrials Portfolio	1,152,270	22,227,292
Fidelity Select Insurance Portfolio	505,226	20,855,747
Fidelity Select IT Services Portfolio (a)	686,697	11,790,586
Fidelity Select Leisure Portfolio	149,236	11,537,436
Fidelity Select Materials Portfolio	10,006	519,735
Equity Funds - continued
	Shares	Value
Sector Funds - continued
Fidelity Select Medical Delivery Portfolio (a)	468,312	$ 20,483,947
Fidelity Select Medical Equipment & Systems Portfolio (a)	531,995	12,858,308
Fidelity Select Multimedia Portfolio	60,952	2,210,713
Fidelity Select Natural Resources Portfolio	90,067	2,353,452
Fidelity Select Pharmaceuticals Portfolio	1,862,621	19,464,390
Fidelity Select Retailing Portfolio	350,993	16,345,753
Fidelity Select Software & Computer Services Portfolio (a)	591,651	42,308,962
Fidelity Select Technology Portfolio (a)	337,407	25,103,109
Fidelity Select Telecommunications Portfolio	150,768	5,837,737
Fidelity Select Transportation Portfolio	43,432	2,054,331
Fidelity Select Utilities Portfolio	447,090	19,059,438
Fidelity Telecom and Utilities Fund	1,508,585	20,667,620
TOTAL SECTOR FUNDS		463,690,631
TOTAL EQUITY FUNDS (Cost $497,182,915)		507,005,245
Fixed-Income Funds - 2.6%

Sector Funds - 2.6%
Fidelity Real Estate Income Fund (Cost $13,496,570)	1,388,384	13,703,350
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $510,679,485)		520,708,595
NET OTHER ASSETS - 0.0%		0
NET ASSETS - 100%		$ 520,708,595
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $512,167,360. Net unrealized appreciation aggregated $8,541,235, of which $38,592,354 related to appreciated investment securities and $30,051,119 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Proposed Reorganization

The Boards of Trustees of Fidelity Rutland Square Trust and Fidelity Rutland Square Trust II have approved the Agreement and Plan of Reorganization between the Fund, a fund of Rutland Square Trust, and Strategic Advisers U.S. Opportunity II Fund, a fund of Rutland Square Trust II. The Agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange solely for the number of equivalent shares of Strategic Advisers U.S. Opportunity II Fund having the same aggregate net asset value as the outstanding shares of the Fund, on the day the reorganization is effective.

A meeting of the shareholders of the Fund is expected to be held on August 9, 2010 to vote on the reorganization. If approved by shareholders the reorganization is expected to take place as soon as practicable after shareholder approval. The reorganization is expected to qualify as a tax-free transaction with no gains or loss recognized by the Fund or its shareholders.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2010
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	July 30, 2010